NEW TOTALACCUMULATOR VARIABLE ADJUSTABLE LIFE

Issued by

WILTON REASSURANCE LIFE COMPANY OF NEW YORK

Through

WILTON REASSURANCE LIFE CO OF NEW YORK

VARIABLE LIFE SEPARATE ACCOUNT A

Supplement dated October 1, 2026

to the

Prospectus dated May 1, 2026

This supplement amends certain disclosures contained in the above-mentioned prospectus offered by Wilton Reassurance Life Company of New York.

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The fee for the Invesco VI America Value Fund is revised effective November 1, 2026. Appendix A: Portfolio Companies Available Under the Policy is revised as follows:

Investment Objective	Portfolio Company and Adviser/Subadvisor	Current Expenses	Average Annual Returns (as of 12/31/25)
			1 year	5 year	10 year
Long-term capital appreciation.	Invesco V.I. American Value Fund - Series I Invesco Advisers, Inc.	0.76*	21.00%	17.85%	12.29%

*	The Total Annual Fund Operating Expenses reflect a temporary expense reimbursement or fee waiver arrangement.

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Please refer to your prospectus for detailed information about available investment options.

If you have any questions, please contact your financial professional or call us at (800) 262-1028.

Please keep this supplement together with your prospectus for future reference.